Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 GBP (£)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, principal amount	$ 999	$ 999	$ 3,500	£ 2.6
Redemption of notes [member] | 3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.95%				3.95%
Debt instrument, principal amount	$ 139
Redemption of notes [member] | 2.239% Notes, Due 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, interest rate	2.239%				2.239%
Redemption of notes [member] | 3.309% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021
Notes, repaid date	January 2020
Debt instrument, interest rate	3.309%				3.309%
Debt instrument, principal amount					$ 550
Transaction notes issued [Member] | 2.239% Notes, Due 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2025
Notes issued for transaction	May 2020
Debt instrument, principal amount					$ 1,400